                DIRECTOR PREFERRED (SERIES I AND SERIES IR)
                           SEPARATE ACCOUNT ONE
                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

RATINGS AGENCY     EFFECTIVE DATE      RATING       BASIS OF RATING
                     OF RATING
   Fitch              9/19/02            AA      Claims paying ability



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3963
333-69487